Goldman Sachs Innovate Equity ETF Investment Risks - Goldman Sachs Innovate Equity ETF	Aug. 31, 2025
Asian Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Asian Investment Risk. Investing in certain Asian issuers may involve a higher degree of risk and special considerations not typically associated with investing in issuers from more established economies or securities markets. The Fund’s investments in Asian issuers increase the risks to the Fund of conditions and developments that may be particular to Asian countries, such as: volatile economic cycles and/or securities markets; adverse changes to exchange rates; social, political, military, regulatory, economic or environmental developments; or natural disasters.
Calculation Methodology Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Calculation Methodology Risk. The Index relies on various sources of information to assess the criteria of issuers included in the Index, including fundamental information that may be based on assumptions and estimates. Neither the Fund, the Investment Adviser nor the Index Provider can offer assurances that the Index’s calculation methodology or sources of information will provide a correct valuation of securities, nor can they guarantee the availability or timeliness of the production of the Index.
Depositary Receipts Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Depositary Receipts Risk. Foreign securities may trade in the form of depositary receipts, which include ADRs and GDRs (collectively “Depositary Receipts”). To the extent the Fund acquires Depositary Receipts through banks which do not have a contractual relationship with the foreign issuer of the security underlying the Depositary Receipts to issue and service such unsponsored Depositary Receipts, there may be an increased possibility that the Fund would not become aware of and be able to respond to corporate actions such as stock splits or rights offerings involving the foreign issuer in a timely manner. In addition, the lack of information may result in inefficiencies in the valuation of such instruments. Investment in Depositary Receipts does not eliminate all the risks inherent in investing in securities of non-U.S. issuers. The market value of Depositary Receipts is dependent upon the market value of the underlying securities and fluctuations in the relative value of the currencies in which the Depositary Receipts and the underlying securities are quoted. The issuers of Depositary Receipts may discontinue issuing new Depositary Receipts and withdraw existing Depositary Receipts at any time, which may result in costs and delays in the distribution of the underlying assets to the Fund and may negatively impact the Fund’s performance.
European Investment Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	European Investment Risk. The Fund is more exposed to the regulatory, economic and political risks of Europe and of the European countries in which it invests than funds whose investments are more geographically diversified. Adverse regulatory, economic and political events in Europe may cause the Fund’s investments to decline in value. The economies and markets of European countries are often closely connected and interdependent, and events in one country in Europe can have an adverse impact on other European countries. The Fund makes investments in securities of issuers that are domiciled in, or have significant operations in, member countries of the European Union (“EU”) that are subject to economic and monetary controls that can adversely affect the Fund’s investments. The European financial markets have experienced volatility and adverse trends in recent years and these events have adversely affected the exchange rate of the euro and may continue to significantly affect European countries. While the EU-UK Trade and Cooperation Agreement governs certain aspects of the EU’s and UK’s relationship following the UK’s withdrawal from the EU (“Brexit”), the full effects of Brexit are unknown at this time and could negatively impact the value of the Fund’s investments.
Foreign Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Foreign Risk. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards; and less economic, political and social stability in the countries in which the Fund invests. The imposition of sanctions, exchange controls (including repatriation restrictions), confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or from problems in share registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact the Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.
Geographic Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Geographic Risk. If the Fund focuses its investments in issuers located in a particular country or geographic region, the Fund may be subjected to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Index Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Index Risk. The Fund will be negatively affected by general declines in the securities and asset classes represented in the Index. In addition, because the Fund is not “actively” managed, unless a specific security is removed from the Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble, and the Fund does not take defensive positions in declining markets. Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Index. The Index Provider relies on third party data it believes to be reliable in constructing the Index, but it does not guarantee the accuracy or availability of any such third party data, and there is also no guarantee with respect to the accuracy, availability or timeliness of the production of the Index.
Industry Concentration Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Industry Concentration Risk. In following its methodology, the Index from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or group of industries. To the extent that the Index concentrates in the securities of issuers in a particular industry or group of industries, the Fund also may concentrate its investments to approximately the same extent. By concentrating its investments in an industry or group of industries, the Fund may face more risks than if it were diversified broadly over numerous industries or groups of industries. If the Index is not concentrated in a particular industry or group of industries, the Fund will not concentrate in a particular industry or group of industries.
Large Shareholder Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Large Shareholder Risk. Certain shareholders, including other funds advised by the Investment Adviser, may from time to time own a substantial amount of the Fund’s Shares. In addition, a third party investor, the Investment Adviser or an affiliate of the Investment Adviser, an authorized participant, a lead market maker, or another entity (i.e., a seed investor) may invest in the Fund and hold its investment solely to facilitate commencement of the Fund or to facilitate the Fund’s achieving a specified size or scale. Any such investment may be held for a limited period of time. There can be no assurance that any large shareholder would not redeem its investment, that the size of the Fund would be maintained at such levels or that the Fund would continue to meet applicable listing requirements. Redemptions by large shareholders could have a significant negative impact on the Fund, including on the Fund’s liquidity. In addition, transactions by large shareholders may account for a large percentage of the trading volume on NYSE Arca, Inc. (“NYSE Arca”) and may, therefore, have a material upward or downward effect on the market price of the Shares.
Market Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Risk. The value of the securities in which the Fund invests may go up or down in response to the prospects of individual companies, particular sectors, governments or countries and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, geopolitical disputes, acts of terrorism, social or political unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions or the spread of infectious illness or other public health threats, or the threat or potential of one or more such events and developments, could also significantly impact the Fund and its investments.
Market Trading Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Market Trading Risk. The net asset value (“NAV”) of the Fund and the value of your investment may fluctuate. Market prices of Shares may fluctuate, in some cases significantly, in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Fund faces numerous market trading risks, including disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for Shares. Any of these factors, among others, may result in Shares trading at a significant premium or discount to NAV, which will be reflected in the intraday bid/ask spreads and/or the closing price of Shares as compared to NAV. In addition, because liquidity in certain underlying securities may fluctuate, Shares may trade at a larger premium or discount to NAV than shares of other kinds of ETFs. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay more for, or receive less than, the underlying value of the Shares, respectively. Additionally, in stressed market conditions, the market for Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund's underlying portfolio holdings. The securities held by the Fund may be traded in markets that close at a different time than the stock exchange on which the Fund's Shares are listed. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Fund's listing exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads and the resulting premium or discount to the Shares' NAV may widen.
Mid Cap and Small Cap Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Mid-Cap and Small-Cap Risk. Investments in mid-capitalization and small-capitalization companies involve greater risks than those associated with larger, more established companies. These securities may be subject to more abrupt or erratic price movements and may lack sufficient market liquidity, and these issuers often face greater business risks.
Stock Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Stock Risk. Stock prices have historically risen and fallen in periodic cycles. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future.
Technology Industry Group Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Technology Sector Risk. The stock prices of technology and technology-related companies and therefore the value of the Fund may experience significant price movements as a result of intense market volatility, worldwide competition, consumer preferences, product compatibility, product obsolescence, government regulation, excessive investor optimism or pessimism, or other factors.
Thematic Investing Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Thematic Investing Risk. The Fund relies on the Index Provider for the identification of themes and sub-themes and its performance may suffer if such themes or sub-themes are not correctly identified or if a theme or sub-theme develops in an unexpected manner. Performance may also suffer if the stocks included in the Index do not benefit from the development of such themes or sub-themes. Performance may also be impacted by the inclusion of non-theme-relevant exposures in the Index. There is no guarantee that the Index will reflect the theme and sub-theme exposures intended.
Tracking Error Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Tracking Error Risk. Tracking error is the divergence of the Fund’s performance from that of the Index. The performance of the Fund may diverge from that of the Index for a number of reasons. Tracking error may occur because of transaction costs, the Fund’s holding of cash, differences in accrual of dividends, changes to the Index or the need to meet new or existing regulatory requirements. Unlike the Fund, the returns of the Index are not reduced by investment and other operating expenses, including the trading costs associated with implementing changes to its portfolio of investments. Tracking error risk may be heightened during times of market volatility or other unusual market conditions. The Fund may be required to deviate its investments from the securities and relative weightings of the Index to comply with the Investment Company Act of 1940, as amended (the “Investment Company Act”), to meet the issuer diversification requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies, or as a result of local market restrictions or other legal reasons, including regulatory limits or other restrictions on securities that may be purchased by the Investment Adviser and its affiliates. As the Index may consist of relatively few securities or issuers, tracking error may be heightened at times that the Fund is limited by restrictions on potential investments.
Valuation Risk [Member]
Prospectus [Line Items]
Risk [Text Block]	Valuation Risk. The sale price the Fund could receive for a security may differ from the Fund’s valuation of the security and may differ from the value used by the Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. Because non-U.S. exchanges may be open on days when a Fund does not price its Shares, the value of foreign securities or assets in the Fund’s portfolio may change on days when investors will not be able to purchase or sell the Fund’s Shares. The Fund relies on various sources to calculate its NAV. The information may be provided by third parties that are believed to be reliable, but the information may not be accurate due to errors by such pricing sources, technological issues or otherwise. NAV calculation may also be impacted by operational risks arising from factors such as failures in systems and technology.
Risk Lose Money [Member]
Prospectus [Line Items]
Risk [Text Block]	Loss of money is a risk of investing in the Fund.
Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]
Risk [Text Block]	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any government agency.